UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549 FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona 85016

(Address of principal executive offices) (Zip code)

Paul F. Leone

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (602) 956-0980

Date of fiscal year end: November 30

Date of reporting period: July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
RBC Bearings Inc	ROLL	75524B104	09/07/21	Election of Directors	Issuer	Yes	For	With
RBC Bearings Inc	ROLL	75524B104	09/07/21	Radify Auditors	Issuer	Yes	For	With
RBC Bearings Inc	ROLL	75524B104	09/07/21	Executive Compensation	Issuer	Yes	For	With

The Clorox Company	CLX	189054109	11/16/21	Election of Directors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/16/21	Radify Auditors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/16/21	Executive Compensation	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/16/21	Stock incentive plan	Issuer	Yes	For	With
The Clorox Company	CLX	198054109	11/16/21	Non- managment employees on Director nominee candidate lists	Shareholder	Yes	Against	With

Bottomline Techologies Inc	EPAY	101388106	11/18/21	Election of Directors	Issuer	Yes	For	With
Bottomline Techologies Inc	EPAY	101388106	11/18/21	Radify Auditors	Issuer	Yes	For	With
Bottomline Techologies Inc	EPAY	101388106	11/18/21	Executive Compensation	Issuer	Yes	For	With

ResMed Inc	RMD	761152107	11/18/21	Election of Directors	Issuer	Yes	For	With
ResMed Inc	RMD	761152107	11/18/21	Radify Auditors	Issuer	Yes	For	With
ResMed Inc	RMD	761152107	11/18/21	Executive Compensation	Issuer	Yes	For	With

FactSet Research Systems Inc	FDS	303075105	12/16/21	Election of Directors	Issuer	Yes	For	With
FactSet Research Systems Inc	FDS	303075105	12/16/21	Radify Auditors	Issuer	Yes	For	With
FactSet Research Systems Inc	FDS	303075105	12/16/21	Executive Compensation	Issuer	Yes	For	With
FactSet Research Systems Inc	FDS	303075105	12/16/21	Stockholder proposal on proxy access	Shareholder	Yes	Against	With

The Scotts Miracle- Gro Company	SMG	810186106	01/24/22	Election of Directors	Issuer	Yes	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/24/22	Radify Auditors	Issuer	Yes	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/24/22	Executive Compensation	Issuer	Yes	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/24/22	Increase max number of common shares available for grant participants	Issuer	Yes	For	With

Bottomline Technologies	EPAY	101388106	03/08/22	Radify Auditors	Issuer	Yes	For	With
Bottomline Technologies	EPAY	101388106	03/08/22	Executive Compensation	Issuer	Yes	For	With
Bottomline Technologies	EPAY	101388106	03/08/22	Non- binding, advisory vote, compensation connected to the merger	Issuer	Yes	For	With

Silicon Laboratories Inc	SLAB	826919102	04/21/22	Election of Directors	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/21/22	Radify Auditors	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/21/22	Executive Compensation	Issuer	Yes	For	With

Valmont Industries Inc	VMI	920253101	04/26/22	Election of Directors	Issuer	Yes	For	With
Valmont Industries Inc	VMI	920253101	04/26/22	Radify Auditors	Issuer	Yes	For	With
Valmont Industries Inc	VMI	920253101	04/26/22	Executive Compensation	Issuer	Yes	For	With
Valmont Industries Inc	VMI	920253101	04/26/22	Valmont 2022 Stock Plan	Issuer	Yes	For	With

Expeditors Int'l of Washington Inc	EXPD	302130109	05/03/22	Election of Directors	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/03/22	Radify Auditors	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/03/22	Executive Compensation	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/03/22	Poltical Spending Disclosure	Shareholder	Yes	Against	With

Church & Dwight Company Inc	CHD	171340102	04/28/22	Election of Directors	Issuer	No
Church & Dwight Company Inc	CHD	171340102	04/28/22	Radify Auditors	Issuer	No
Church & Dwight Company Inc	CHD	171340102	04/28/22	Equity Compensation Plan	Issuer	No
Church & Dwight Company Inc	CHD	171340102	04/28/22	Special Shareholder Meeting Improvement	Shareholder	No

Teleflex Inc	TFX	879369106	04/29/22	Election of Directors	Issuer	No
Teleflex Inc	TFX	879369106	04/29/22	Executive Compensation	Issuer	No
Teleflex Inc	TFX	879369106	04/29/22	Radify Auditors	Issuer	No
Teleflex Inc	TFX	879369106	04/29/22	Declassify the Board of Directors, if properly presented	Shareholder	No

UTz Brands Inc	UTZ	918090101	05/05/22	Election of Directors	Issuer	Yes	For	With
UTz Brands Inc	UTZ	918090101	05/05/22	Radify Auditors	Issuer	Yes	For	With
UTz Brands Inc	UTZ	918090101	05/05/22	Executive Compensation	Issuer	Yes	For	With

YETI Holdings Inc	YETI	98585X104	05/05/22	Election of Directors	Issuer	Yes	For	With
YETI Holdings Inc	YETI	98585X104	05/05/22	Radify Auditors	Issuer	Yes	For	With
YETI Holdings Inc	YETI	98585X104	05/05/22	Executive Compensation	Issuer	Yes	For	With

T. Rowe Price Group, Inc.	TROW	74144T108	05/09/22	Election of Directors	Issuer	Yes	For	With
T. Rowe Price Group, Inc.	TROW	74144T108	05/09/22	Radify Auditors	Issuer	Yes	For	With
T. Rowe Price Group, Inc.	TROW	74144T108	05/09/22	Executive Compensation	Issuer	Yes	For	With

ANSYS Inc	ANSS	03662Q105	05/12/22	Election of Directors	Issuer	Yes	For	With
ANSYS Inc	ANSS	03662Q105	05/12/22	Radify Auditors	Issuer	Yes	For	With
ANSYS Inc	ANSS	03662Q105	05/12/22	Executive Compensation	Issuer	Yes	For	With
ANSYS Inc	ANSS	03662Q105	05/12/22	Employee Stock Purchase Plan	Issuer	Yes	For	With
ANSYS Inc	ANSS	03662Q105	05/12/22	Approval of Amendment	Issuer	Yes	For	With
ANSYS Inc	ANSS	03662Q105	05/12/22	Stockholder proposal requesting the snnual election of directors	Shareholder	Yes	Against	With

O'Reilly Automotive Inc	ORLY	67103H107	05/12/22	Election of Directors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/12/22	Radify Auditors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/12/22	Executive Compensation	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/12/22	Shareholder proposal entitled special shareholder meeting improvment	Shareholder	Yes	Against	With

Quidel Corporation	QDEL	74838J101	05/16/22	Election of Directors	Issuer	Yes	For	With
Quidel Corporation	QDEL	74838J101	05/16/22	Radify Auditors	Issuer	Yes	For	With
Quidel Corporation	QDEL	74838J101	05/16/22	Executive Compensation	Issuer	Yes	For	With

Trimble Inc	TRMB	896239100	05/25/22	Election of Directors	Issuer	Yes	For	With
Trimble Inc	TRMB	896239100	05/25/22	Radify Auditors	Issuer	Yes	For	With
Trimble Inc	TRMB	896239100	05/25/22	Executive Compensation	Issuer	Yes	For	With

AMETEK Inc	AME	031100100	05/05/22	Election of Directors	Issuer	Yes	For	With
AMETEK Inc	AME	031100100	05/05/22	Radify Auditors	Issuer	Yes	For	With
AMETEK Inc	AME	031100100	05/05/22	Executive Compensation	Issuer	Yes	For	With

Mettler- Toledo International Inc	MTD	592688105	05/05/22	Election of Directors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/05/22	Radify Auditors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/05/22	Executive Compensation	Issuer	Yes	For	With

YETI Holdings Inc	YETI	98585X104	05/05/22	Election of Directors	Issuer	Yes	For	With
YETI Holdings Inc	YETI	98585X104	05/05/22	Executive Compensation	Issuer	Yes	For	With
YETI Holdings Inc	YETI	98585X104	05/05/22	Radify Auditors	Issuer	Yes	For	With

Ecolab Inc	ECL	278865100	05/05/22	Election of Directors	Issuer	No
Ecolab Inc	ECL	278865100	05/05/22	Radify Auditors	Issuer	No
Ecolab Inc	ECL	278865100	05/05/22	Executive Compensation	Issuer	No
Ecolab Inc	ECL	278865100	05/05/22	Special meeting ownership threshold, if properly presented	Shareholder	No

IDEX Corporation	IEX	45167R104	05/06/22	Election of Directors	Issuer	No
IDEX Corporation	IEX	45167R104	05/06/22	Executive Compensation	Issuer	No
IDEX Corporation	IEX	45167R104	05/06/22	Radify Auditors	Issuer	No

NXP Semiconductors NV	NXPI	N6596X109	06/01/22	Election of Directors	Issuer	Yes	For	With
NXP Semiconductors NV	NXPI	N6596X109	06/01/22	Radify Auditors	Issuer	Yes	For	With
NXP Semiconductors NV	NXPI	N6596X109	06/01/22	Executive Compensation	Issuer	Yes	For	With
NXP Semiconductors NV	NXPI	N6596X109	06/01/22	Amendment of Articles of Association	Issuer	Yes	For	With

CoStar Group Inc	CSGP	22160N109	06/09/22	Election of Directors	Issuer	Yes	For	With
CoStar Group Inc	CSGP	22160N109	06/09/22	Radify Auditors	Issuer	Yes	For	With
CoStar Group Inc	CSGP	22160N109	06/09/22	Executive Compensation	Issuer	Yes	For	With
CoStar Group Inc	CSGP	22160N109	06/09/22	Stockholder right to call a special meeting	Shareholder	Yes	Against	with

Pegasystems Inc	PEGA	705573103	06/21/22	Election of Directors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/21/22	Radify Auditors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/21/22	Executive Compensation	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/21/22	Simple majority voting	Shareholder	Yes	Against	With

Informatica Inc	INFA	45674M101	06/14/22	Election of Directors	Issuer	Yes	For	With
Informatica Inc	INFA	45674M101	06/14/22	Radify Auditors	Issuer	Yes	For	With
Informatica Inc	INFA	45674M101	06/14/22	Executive Compensation	Issuer	Yes	For	With

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)* /s/ Harry A. Papp

Harry A. Papp, President

Date August 25, 2022_____

* Print the name and title of each signing officer under his or her signature.